Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2016
OneMain Holdings, Inc. [Member]
Accumulated Other Comprehensive Income (Loss)

17. Accumulated Other Comprehensive Income (Loss)

Changes, net of tax, in accumulated other comprehensive income (loss) were as follows:

(dollars in millions)	Unrealized Gains (Losses) Available-for-Sale Securities	Retirement Plan Liabilities Adjustments	Foreign Currency Translation Adjustments	Total Accumulated Other Comprehensive Income (Loss)

Year Ended December 31, 2016
Balance at beginning of period	$(14)	$(19)	$-	$(33)
Other comprehensive income before reclassifications	23	15	3	41
Reclassification adjustments from accumulated other comprehensive loss	(10)	-	(4)	(14)
Balance at end of period	$(1)	$(4)	$(1)	$(6)

Year Ended December 31, 2015
Balance at beginning of period	$12	$(13)	$4	$3
Other comprehensive loss before reclassifications	(18)	(6)	(4)	(28)
Reclassification adjustments from accumulated other comprehensive income (loss)	(8)	-	-	(8)
Balance at end of period	$(14)	$(19)	$-	$(33)

Year Ended December 31, 2014
Balance at beginning of period	$4	$20	$4	$28
Other comprehensive income (loss) before reclassifications	13	(33)	-	(20)
Reclassification adjustments from accumulated other comprehensive income	(5)	-	-	(5)
Balance at end of period	$12	$(13)	$4	$3

Reclassification adjustments from accumulated other comprehensive income (loss) to the applicable line item on our consolidated statements of operations were as follows:

(dollars in millions)
Years Ended December 31,	2016	2015	2014

Unrealized gains on investment securities:
Reclassification from accumulated other comprehensive income (loss) to investment revenues, before taxes	$15	$12	$8
Income tax effect	(5)	(4)	(3)
Reclassification from accumulated other comprehensive income (loss) to investment revenues, net of taxes	10	8	5

Unrealized gains on foreign currency translation adjustments:
Reclassification from accumulated other comprehensive income (loss) to other revenues	4	-	-
Total	$14	$8	$5